Regulatory Matters and Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Regulatory Matters and Stockholders' Equity [Abstract]
REGULATORY MATTERS AND STOCKHOLDERS' EQUITY

NOTE 10 - REGULATORY MATTERS AND STOCKHOLDERS’ EQUITY

The Company and Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of Total, Tier 1 and Common Equity Tier 1 capital (as defined in the regulations) to risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2016 and 2015, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2016, the most recent notification from the regulators has categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Company’s actual capital amounts and ratios are presented in the table:

					To be Well Capitalized
					under Prompt
			For Capital Adequacy		Corrective Action
	Actual		Purposes		Provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

As of December 31, 2016:
Total capital (to risk-weighted assets)	$107,765	14.12%	≥$61,057	≥8.00%	≥$76,321	≥10.00%
Tier 1 capital (to risk-weighted assets)	101,302	13.27	≥45,793	≥6.00	≥61,057	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	101,302	13.27	≥34,344	≥4.50	≥49,609	≥6.50
Tier 1 capital (to average assets)	101,302	9.16	≥44,251	≥4.00	≥55,314	≥5.00

As of December 31, 2015:
Total capital (to risk-weighted assets)	$97,750	17.09%	≥$45,751	≥8.00%	≥$57,189	≥10.00%
Tier 1 capital (to risk-weighted assets)	90,681	15.86	≥34,313	≥6.00	≥45,751	≥8.00
Common Equity Tier 1 capital (to risk-weighted assets)	90,681	15.86	≥25,735	≥4.50	≥37,173	≥6.50
Tier 1 capital (to average assets)	90,681	12.40	≥29,252	≥4.00	≥36,565	≥5.00

The Bank’s ratios do not differ significantly from the Company’s ratios presented above.

Effective January 1, 2015, the Company and the Bank became subject to new regulatory capital rules which, among other things, impose a new common equity Tier 1 minimum capital requirement (4.5% of risk-weighted assets), set the minimum leverage ratio for all banking organizations at a uniform 4% of total assets, increased the minimum Tier 1 capital to risk-based assets requirement (from 4% to 6% of risk-weighted assets) and assigned a higher risk-weight (150%) to exposures that are more than 90 days past due or are on nonaccrual status and to certain commercial real estate facilities that finance the acquisition, development or construction of real property.  The new rules also require unrealized gains and losses on certain “available-for-sale” securities holdings to be included for purposes of calculating regulatory capital requirements unless a one-time opt out is exercised, which the Company and the Bank have done.  The final rule limits a banking organization’s dividends, stock repurchases and other capital distributions, and certain discretionary bonus payments to executive officers, if the banking organization does not hold a “capital conservation buffer” consisting of 2.5% of common equity Tier 1 capital to risk-weighted assets above regulatory minimum risk-based requirements.  The capital conservation buffer requirements will be phased in beginning January 1, 2016 and ending January 1, 2019, when the full capital conservation buffer will be effective.  The Company and the Bank are in compliance with their respective new capital requirements, including the capital conservation buffer, as of December 31, 2016.

The Bank is required to maintain average cash reserve balances in vault cash or with the Federal Reserve Bank. The amount of these restricted cash reserve balances at December 31, 2016 and 2015 was approximately $1,099,000 and $437,000, respectively.

Under Pennsylvania banking law, the Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. At December 31, 2016, $63,246,000 of retained earnings were available for dividends without prior regulatory approval, subject to the regulatory capital requirements discussed above. Under Federal Reserve regulations, the Bank is limited as to the amount it may lend affiliates, including the Company, unless such loans are collateralized by specific obligations.